Supplemental Cash Flow Information (Details) - Schedule of Consolidated Balance Sheet to the Consolidated Statement of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Balance Sheet to the Consolidated Statement of Cash Flows [Abstract]
Change in accounts receivable	$ (372)	$ 9,654	$ (43,962)
Change in inventories	705	1,349	(15,917)
Change in prepaid expenses and deposits	(1,763)	6,537	(10,512)
Change in accounts payable and accrued liabilities	13,048	(10,859)	57,367
Working capital acquired (note 6)			41,856
Change in working capital	11,618	6,681	28,832
Other items impacting change in non-cash working capital: Unrealized foreign exchange loss in accounts payable	(93)	(652)
Non-cash working capital	11,525	6,029	28,832
Related to operating activities	25,513	3,570	(6,910)
Related to investing activities (accrued additions to PP&E)	(13,988)	2,459	35,742
Net change in non-cash working capital	11,525	6,029	28,832
Cash interest paid (included in operating activities)	(39,955)	(51,129)	(1,926)
Cash interest received (included in operating activities)	$ 2,976	$ 620	$ 21